INCOME TAXES:	12 Months Ended
Dec. 31, 2013
INCOME TAXES:
INCOME TAXES:

NOTE 4—INCOME TAXES:

The domestic and foreign components of pretax income are as follows:

	2013	2012	2011
Domestic	$73,362	$64,173	$56,651
Foreign	11,121	9,991	4,261
	$84,483	$74,164	$60,912

The provision for income taxes is comprised of the following:

	2013	2012	2011
Current:
Federal	$16,192	$24,312	$15,568
Foreign	219	231	559
State	891	1,914	863
	17,302	26,457	16,990
Deferred:
Federal	4,286	(6,857)	(1,230)
Foreign	1,823	1,710	1,221
State	223	850	(7)
	6,332	(4,297)	(16)
	$23,634	$22,160	$16,974

Significant components of the Company’s net deferred tax liability at year end were as follows:

	December 31,
	2013	2012
Deferred tax assets:
Accrued customer promotions	$3,156	$3,971
Deferred compensation	25,103	19,485
Postretirement benefits	3,847	8,127
Other accrued expenses	6,158	7,749
Foreign subsidiary tax loss carry forward	12,512	13,791
Tax credit carry forward	1,243	1,066
Realized capital losses	581	1,366
Unrealized capital loss	—	5,848
	52,600	61,403
Valuation allowance	(957)	(2,040)
Total deferred tax assets	$51,643	$59,363
Deferred tax liabilities:
Depreciation	$33,129	$33,858
Deductible goodwill and trademarks	42,073	42,450
Accrued export company commissions	5,391	5,117
Employee benefit plans	5,100	876
Inventory reserves	1,646	256
Prepaid insurance	785	697
Unrealized capital loss	709	—
Deferred gain on sale of real estate	8,234	8,169
Total deferred tax liabilities	$97,067	$91,423
Net deferred tax liability	$45,424	$32,060

At December 31, 2013, the Company has provided a valuation allowance relating to $581 of capital loss carry forwards which begin to expire in 2014.

At December 31, 2013, the Company has recognized $376 of benefits related to foreign subsidiary tax credit carry forwards. The carry forward credits expire in 2017. A valuation allowance has been established for the carry forward losses to reduce the future income tax benefits to amounts expected to be realized. The Company has also recognized $867 of benefits related to state tax credit carry forwards. The state credit carry forward begins to expire in 2017.

At December 31, 2013, the tax benefits of foreign subsidiary tax loss carry forwards expiring by year are as follows: $350 in 2026, $612 in 2027, $6,290 in 2028, $4,476 in 2029, and $784 in 2031.

The effective income tax rate differs from the statutory rate as follows:

	2013	2012	2011
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.0	1.1	1.2
Exempt municipal bond interest	(0.4)	(0.5)	(0.5)
Foreign tax rates	(2.0)	(1.6)	(0.4)
Qualified domestic production activities deduction	(2.2)	(3.1)	(2.5)
Tax credits receivable	(0.9)	(0.9)	(0.4)
Adjustment of deferred tax balances	(1.1)	(0.5)	(1.7)
Reserve for uncertain tax benefits	(0.7)	(0.3)	(0.6)
Other, net	(0.7)	0.7	(2.2)
Effective income tax rate	28.0%	29.9%	27.9%

The Company has not provided for U.S. federal or foreign withholding taxes on $10,988 and $8,868 of foreign subsidiaries’ undistributed earnings as of December 31, 2013 and December 31, 2012, respectively, because such earnings are considered to be permanently reinvested. The Company estimates that the federal income tax liability on such remittances would approximate 30%. This foreign subsidiary holds $11,674 and $9,857 of cash and short term investments as of December 31, 2013 and 2012, respectively. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes on the Consolidated Statements of Earnings, Comprehensive Earnings and Retained Earnings.

At December 31, 2013 and 2012, the Company had unrecognized tax benefits of $6,010 and $6,677, respectively. Included in this balance is $3,539 and $4,306, respectively, of unrecognized tax benefits that, if recognized, would favorably affect the annual effective income tax rate. As of December 31, 2013 and 2012, $1,157 and $1,189, respectively, of interest and penalties were included in the liability for uncertain tax positions.

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	2013	2012	2011
Unrecognized tax benefits at January 1	$6,677	$6,804	$8,138
Increases in tax positions for the current year	1,163	727	320
Reductions in tax positions for lapse of statute of limitations	(867)	(854)	(668)
Reductions in tax positions relating to settlements with taxing authorities	(140)	—	—
Reductions in tax positions for effective settlements	(823)	—	(986)
Unrecognized tax benefits at December 31	$6,010	$6,677	$6,804

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The Company remains subject to examination by U.S. federal and state and foreign tax authorities for the years 2010 through 2012. With few exceptions, the Company is no longer subject to examinations by tax authorities for the years 2009 and prior.

The Company had been subject to a federal examination of tax years 2009 and 2010. The examination was closed during the fourth quarter of 2013 with the Company agreeing to an assessment which it considered immaterial. The Company’s Canadian subsidiary is currently subject to examination by the Canada Revenue Agency for tax years 2005 and 2007. The Company is unable to determine the outcome of the examination at this time. In addition, the Company is currently subject to various state tax examinations. Although the Company is unable to determine the ultimate outcome of the ongoing examinations, the Company believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.